BILLS RECEIVABLE (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule Of Bills Receivable [Line Items]
Proceeds from Sale of Notes Receivable	51,737
Discount On Bills Receivable	1,187